STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

November 30, 2023 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.8%
Advertising - .5%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	212,000	[c]	196,451
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		9.00	9/15/2028	200,000	[c]	202,200
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes		5.00	8/15/2027	210,000	[c]	198,177
					596,828
Aerospace & Defense - 1.0%
Bombardier, Inc., Sr. Unscd. Notes		7.88	4/15/2027	218,000	[c]	218,345
Spirit AeroSystems, Inc., Sr. Scd. Notes		9.75	11/15/2030	236,000	[c]	248,817
TransDigm, Inc., Gtd. Notes		4.88	5/1/2029	191,000		173,245
TransDigm, Inc., Gtd. Notes		5.50	11/15/2027	340,000		327,593
TransDigm, Inc., Sr. Scd. Notes		6.88	12/15/2030	260,000	[c]	260,513
TransDigm, Inc., Sr. Scd. Notes		7.13	12/1/2031	68,000	[c]	69,251
					1,297,764
Airlines - .1%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes		5.75	4/20/2029	169,849	[c]	162,833
Automobiles & Components - 1.4%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Bonds	EUR	4.38	5/15/2026	790,000	[c]	845,185
Grupo Antolin-Irausa SA, Sr. Scd. Bonds	EUR	3.50	4/30/2028	360,000	[c]	276,653
IHO Verwaltungs GmbH, Sr. Scd. Bonds		6.00	5/15/2027	400,000	[c,d]	381,346
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes		6.25	2/1/2029	67,000	[c]	54,292
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	294,000	[c]	246,575
					1,804,051
Banks - .4%
Citigroup, Inc., Jr. Sub. Notes		3.88	2/18/2026	273,000	[e]	238,241
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF		5.00	8/1/2024	280,000	[e]	275,868
					514,109
Building Materials - 1.1%
Builders FirstSource, Inc., Gtd. Notes		4.25	2/1/2032	290,000	[c]	248,999

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.8% (continued)
Building Materials - 1.1% (continued)
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	591,000	[c]	581,422
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	320,000	[c]	243,096
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	121,000	[c]	113,843
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes		7.25	1/15/2031	181,000		182,334
					1,369,694
Chemicals - 2.6%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	389,000	[c,d]	348,052
Italmatch Chemicals SPA, Sr. Scd. Notes	EUR	10.00	2/6/2028	283,000	[c]	308,223
Mativ Holdings, Inc., Gtd. Notes		6.88	10/1/2026	149,000	[c]	137,603
NOVA Chemicals Corp., Sr. Unscd. Notes		4.88	6/1/2024	188,000	[c]	186,006
NOVA Chemicals Corp., Sr. Unscd. Notes		5.00	5/1/2025	650,000	[c]	630,623
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	9.63	11/15/2028	720,000	[c]	805,937
Olympus Water US Holding Corp., Sr. Scd. Notes		9.75	11/15/2028	200,000	[c]	205,961
SCIL IV LLC/SCIL USA Holdings LLC, Sr. Scd. Bonds	EUR	4.38	11/1/2026	300,000	[c]	308,794
SCIL IV LLC/SCIL USA Holdings LLC, Sr. Scd. Bonds	EUR	9.50	7/15/2028	150,000	[c]	169,112
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	240,000	[c]	202,231
					3,302,542
Collateralized Loan Obligations Debt - 29.2%
BBAM US II Ltd. CLO , Ser. 2023-2A, Cl.D, (3 Month TSFR +8.15%)		13.54	10/15/2038	1,000,000	[c,f]	1,002,570
BlackRock European CLO, Ser. 14A, Cl. F, (3 Month EURIBOR +10.22%)	EUR	13.99	7/15/2036	1,000,000	[c,f]	1,057,552
Carlyle Euro DAC CLO, Ser. 2022-5A, Cl. D, (3 Month EURIBOR +7.63%)	EUR	11.59	10/25/2035	855,000	[c,f]	896,818
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2014-1A, Cl. ER, (3 Month EURIBOR +4.93%)	EUR	8.90	7/15/2031	1,500,000	[c,f]	1,453,160
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2014-1A, Cl. FR, (3 Month EURIBOR +6.61%)	EUR	10.58	7/15/2031	3,000,000	[c,f]	2,565,012
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2015-3A, Cl. ER, (3 Month EURIBOR +6.44%)	EUR	10.41	7/15/2030	2,000,000	[c,f]	1,806,574

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.8% (continued)
Collateralized Loan Obligations Debt - 29.2% (continued)
CIFC European Funding II DAC CLO, Ser. 2A, Cl. F, (3 Month EURIBOR +7.70%)	EUR	11.67	4/15/2033	1,000,000	[c,f]	956,305
CIFC Funding I Ltd. CLO, Ser. 2018-1A, Cl. E, (3 Month TSFR +5.26%)		10.66	4/18/2031	1,000,000	[c,f]	931,278
CQS US Ltd. CLO, Ser. 2022-2A, Cl. E1, (3 Month TSFR +6.85%)		12.27	7/20/2031	2,000,000	[c,f]	1,802,002
Crown Point 9 Ltd. CLO, Ser. 2020-9A, Cl. ER, (3 Month TSFR +7.02%)		12.42	7/14/2034	2,375,000	[c,f]	2,242,057
Dryden 91 Euro DAC CLO, Ser. 2021-91A, Cl. E, (3 Month EURIBOR +7.06%)	EUR	11.04	4/18/2035	1,000,000	[c,f]	1,013,213
Euro-Galaxy IV DAC CLO, Ser. 2015-4A, CI. FRR, (3 Month EURIBOR +8.88%)	EUR	12.83	7/30/2034	1,750,000	[c,f]	1,653,905
Fidelity Grand Harbour Designated Activity Co. CLO, Ser. 2022-1A, Cl. E, (3 Month EURIBOR +7.08%)	EUR	11.05	10/15/2036	1,750,000	[c,f]	1,861,400
Franklin Park Place I LLC CLO, Ser. 2022-1A, Cl. E, (3 Month TSFR +7.50%)		12.89	4/14/2035	1,000,000	[c,f]	964,561
GoldenTree Loan Management EUR 2 DAC CLO, Ser. 2A, Cl. E, (3 Month EURIBOR +5.25%)	EUR	9.24	1/20/2032	1,000,000	[c,f]	935,245
Hayfin Emerald IV DAC CLO, Ser. 4A, Cl. FR, (3 Month EURIBOR +8.68%)	EUR	12.65	10/15/2034	740,000	[c,f]	587,507
ICG Euro DAC CLO, Ser. 2021-1A, Cl. F, (3 Month EURIBOR +8.82%)	EUR	12.79	10/15/2034	1,000,000	[c,f]	955,521
KKR 23 Ltd. CLO, Ser. 23, Cl. E, (3 Month TSFR +6.26%)		11.68	10/20/2031	1,000,000	[c,f]	959,707
Man GLG Euro I DAC CLO, Ser. 1A, Cl. ERR, (3 Month EURIBOR +4.85%)	EUR	8.82	10/15/2030	1,000,000	[c,f]	958,422
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, (3 Month TSFR +6.31%)		11.71	4/17/2031	1,000,000	[c,f]	854,345
OZLME III DAC CLO, Ser. 3A, Cl. F, (3 Month EURIBOR +6.45%)	EUR	10.42	8/24/2030	1,000,000	[c,f]	935,615
St. Paul's V DAC CLO, Ser. 5A, Cl. FR, (3 Month EURIBOR +6.60%)	EUR	10.60	8/20/2030	4,000,000	[c,f]	3,731,119
TIAA I Ltd. CLO, Ser. 2016-1A, CI. ER, (3 Month TSFR +6.46%)		11.88	7/20/2031	2,131,000	[c,f]	1,782,087
Tikehau DAC CLO, Ser. 2015-1A, Cl. FRR, (3 Month EURIBOR +8.75%)	EUR	12.72	8/4/2034	2,000,000	[c,f]	1,983,168
Toro European 5 DAC CLO, Ser. 5A, Cl. F, (3 Month EURIBOR +5.75%)	EUR	9.72	10/15/2030	1,000,000	[c,f]	924,408
Vibrant III Ltd. CLO, Ser. 2015-3A, Cl. DRR, (3 Month TSFR +6.61%)		12.03	10/20/2031	1,000,000	[c,f]	822,275

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.8% (continued)
Collateralized Loan Obligations Debt - 29.2% (continued)
Wind River Ltd. CLO, Ser. 2016-1KRA, CI. FR2, (3 Month TSFR +8.16%)		13.56	10/15/2034	1,500,000	[c,f]	1,125,375
					36,761,201
Collateralized Loan Obligations Equity - .0%
Madison Park Funding X Ltd. CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	3,000,000	[c,g]	180
Commercial & Professional Services - 4.7%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	137,000	[c]	128,646
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes		6.13	10/15/2026	250,000	[c]	244,229
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes		6.63	7/15/2026	240,000	[c]	233,472
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds, Ser. 144	GBP	4.88	6/1/2028	860,000	[c]	888,358
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	279,000	[c]	277,679
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	420,000	[c]	408,650
CPI CG, Inc., Sr. Scd. Notes		8.63	3/15/2026	178,000	[c]	169,306
GTCR W-2 Merger Sub LLC, Sr. Scd. Notes		7.50	1/15/2031	255,000	[c]	259,992
House of HR Group BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	470,000	[c]	519,888
La Financiere Atalian SASU, Gtd. Bonds	EUR	5.13	5/15/2025	129,000		103,991
La Financiere Atalian SASU, Gtd. Bonds	EUR	5.13	5/15/2025	129,000	[c]	103,991
Loxam SAS, Sr. Sub. Notes	EUR	5.75	7/15/2027	370,000		377,142
Neptune Bidco US, Inc., Sr. Scd. Notes		9.29	4/15/2029	230,000	[c]	213,754
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	346,000	[c]	332,553
Signal Parent, Inc., Sr. Unscd. Notes		6.13	4/1/2029	120,000	[c]	78,104
United Rentals North America, Inc., Gtd. Notes		3.75	1/15/2032	965,000		818,073
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	740,000	[c]	739,097
					5,896,925
Consumer Discretionary - 6.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	170,000	[c]	141,963
Carnival Corp., Gtd. Notes		6.00	5/1/2029	753,000	[c]	693,360

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.8% (continued)
Consumer Discretionary - 6.1% (continued)
Carnival Corp., Gtd. Notes		7.63	3/1/2026	658,000	[c]	662,149
CCM Merger, Inc., Sr. Unscd. Notes		6.38	5/1/2026	279,000	[c]	268,077
Churchill Downs, Inc., Gtd. Notes		4.75	1/15/2028	260,000	[c]	241,910
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes		8.00	2/1/2028	352,000	[c]	334,057
Everi Holdings, Inc., Gtd. Notes		5.00	7/15/2029	621,000	[c]	544,859
Green Bidco SA, Sr. Scd. Bonds	EUR	10.25	7/15/2028	190,000	[c]	191,568
Hilton Domestic Operating Co., Inc., Gtd. Notes		3.63	2/15/2032	620,000	[c]	521,308
International Game Technology PLC, Sr. Scd. Notes		5.25	1/15/2029	220,000	[c]	207,707
KB Home, Gtd. Notes		4.00	6/15/2031	324,000		274,305
NCL Corp. Ltd., Gtd. Notes		5.88	3/15/2026	608,000	[c]	576,536
NCL Corp. Ltd., Sr. Scd. Notes		5.88	2/15/2027	144,000	[c]	139,549
NCL Corp. Ltd., Sr. Scd. Notes		8.13	1/15/2029	141,000	[c]	143,691
NCL Corp. Ltd., Sr. Unscd. Notes		3.63	12/15/2024	280,000	[c]	270,755
Pinewood Finance Co. Ltd., Sr. Scd. Bonds	GBP	3.63	11/15/2027	240,000	[c]	274,448
Royal Caribbean Cruises Ltd., Gtd. Notes		7.25	1/15/2030	162,000	[c]	165,142
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		4.25	7/1/2026	492,000	[c]	466,316
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		5.50	8/31/2026	579,000	[c]	563,678
Scientific Games Holdings LP/Scientific Games US Finco, Inc., Sr. Unscd. Notes		6.63	3/1/2030	170,000	[c]	152,280
Taylor Morrison Communities, Inc., Sr. Unscd. Notes		5.13	8/1/2030	138,000	[c]	127,413
Verde Purchaser LLC, Sr. Scd. Notes		10.50	11/30/2030	240,000	[c]	240,479
Versuni Group BV, Sr. Scd. Bonds	EUR	3.13	6/15/2028	450,000	[c]	418,418
					7,619,968
Consumer Staples - .4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, Sr. Scd. Notes		4.75	1/15/2029	360,000	[c]	335,426
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Scd. Notes		5.00	12/31/2026	200,000	[c]	189,270
					524,696
Diversified Financials - 4.8%
Blackstone Secured Lending Fund, Sr. Unscd. Notes		2.85	9/30/2028	360,000		301,360
Encore Capital Group, Inc., Sr. Scd. Bonds	GBP	5.38	2/15/2026	110,000	[c]	129,455

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.8% (continued)
Diversified Financials - 4.8% (continued)
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	525,000	[c]	549,352
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	375,000	[c]	367,373
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	500,000		489,831
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	360,000	[c]	310,723
Intrum AB, Sr. Unscd. Notes	EUR	4.88	8/15/2025	1,100,000	[c]	1,085,410
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes		4.50	11/15/2029	61,000	[c]	54,639
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.00	2/1/2026	665,000	[c]	634,600
Navient Corp., Sr. Unscd. Notes		5.00	3/15/2027	235,000		219,313
Navient Corp., Sr. Unscd. Notes		5.88	10/25/2024	270,000		267,769
NFP Corp., Sr. Unscd. Notes		6.88	8/15/2028	215,000	[c]	191,660
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	988,000	[c]	961,502
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes		4.00	10/15/2033	351,000	[c]	284,052
United Wholesale Mortgage LLC, Sr. Unscd. Notes		5.75	6/15/2027	210,000	[c]	197,614
					6,044,653
Electronic Components - .3%
Sensata Technologies, Inc., Gtd. Notes		4.38	2/15/2030	370,000	[c]	330,013
Energy - 6.4%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	937,000	[c]	942,580
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes		5.75	3/1/2027	330,000	[c]	323,120
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes		6.63	7/15/2026	400,000	[c]	392,886
Chesapeake Energy Corp., Gtd. Notes		5.88	2/1/2029	156,000	[c]	149,915
Comstock Resources, Inc., Gtd. Notes		6.75	3/1/2029	410,000	[c]	377,910
CVR Energy, Inc., Gtd. Bonds		5.25	2/15/2025	744,000	[c]	733,598
Energy Transfer LP, Jr. Sub. Bonds, Ser. B		6.63	2/15/2028	412,000	[e]	334,975
EQM Midstream Partners LP, Sr. Unscd. Notes		4.00	8/1/2024	120,000		117,575
EQM Midstream Partners LP, Sr. Unscd. Notes		5.50	7/15/2028	239,000		232,493
Moss Creek Resources Holdings, Inc., Gtd. Notes		7.50	1/15/2026	700,000	[c]	684,891

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.8% (continued)
Energy - 6.4% (continued)
New Fortress Energy, Inc., Sr. Scd. Notes		6.75	9/15/2025	365,000	[c]	354,192
Northern Oil & Gas, Inc., Sr. Unscd. Notes		8.13	3/1/2028	320,000	[c]	323,583
Northriver Midstream Finance LP, Sr. Scd. Notes		5.63	2/15/2026	320,000	[c]	311,456
Rockcliff Energy II LLC, Sr. Unscd. Notes		5.50	10/15/2029	668,000	[c]	620,801
Rockies Express Pipeline LLC, Sr. Unscd. Notes		4.80	5/15/2030	540,000	[c]	484,016
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes		7.88	11/1/2028	269,000	[c]	270,255
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		3.88	11/1/2033	713,000	[c]	584,025
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		4.13	8/15/2031	160,000	[c]	138,114
Venture Global LNG, Inc., Sr. Scd. Notes		8.13	6/1/2028	711,000	[c]	705,569
					8,081,954
Environmental Control - .8%
Covanta Holding Corp., Gtd. Notes		4.88	12/1/2029	72,000	[c]	59,822
Covanta Holding Corp., Gtd. Notes		5.00	9/1/2030	95,000		77,726
GFL Environmental, Inc., Sr. Scd. Notes		4.25	6/1/2025	590,000	[c]	576,895
Madison IAQ LLC, Sr. Scd. Notes		4.13	6/30/2028	69,000	[c]	61,350
Waste Pro USA, Inc., Sr. Unscd. Notes		5.50	2/15/2026	230,000	[c]	217,253
					993,046
Food Products - .9%
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	346,000	[c]	358,914
Pilgrim's Pride Corp., Gtd. Notes		3.50	3/1/2032	637,000		516,206
US Foods, Inc., Gtd. Notes		6.88	9/15/2028	298,000	[c]	302,509
					1,177,629
Health Care - 4.0%
Bausch & Lomb Escrow Corp., Sr. Scd. Notes		8.38	10/1/2028	232,000	[c]	237,510
Bausch Health Cos., Inc., Sr. Scd. Notes		11.00	9/30/2028	370,000	[c]	232,175
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	235,000	[c]	218,091
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	364,000	[c]	286,744
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	990,000	[c]	884,410
CHS/Community Health Systems, Inc., Sr. Scd. Notes		8.00	3/15/2026	120,000	[c]	115,670

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.8% (continued)
Health Care - 4.0% (continued)
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	273,000	[c]	314,492
Encompass Health Corp., Gtd. Notes		4.63	4/1/2031	230,000		202,043
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	298,000	[c]	268,718
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	280,000	[c]	252,154
LifePoint Health, Inc., Sr. Scd. Notes		9.88	8/15/2030	466,000	[c]	453,744
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	107,000	[c]	95,049
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	374,000	[c]	338,722
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	434,000	[c]	383,220
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes		4.13	4/30/2028	200,000	[c]	177,795
Tenet Healthcare Corp., Sr. Scd. Notes		4.25	6/1/2029	470,000		421,531
Tenet Healthcare Corp., Sr. Scd. Notes		4.63	6/15/2028	210,000		195,779
					5,077,847
Industrial - .8%
Artera Services LLC, Sr. Scd. Notes		9.03	12/4/2025	220,000	[c]	201,103
Dycom Industries, Inc., Gtd. Notes		4.50	4/15/2029	149,000	[c]	134,875
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	620,000	[c]	640,390
					976,368
Information Technology - 1.8%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	1,229,000	[c]	1,066,119
Boxer Parent Co., Inc., Sr. Scd. Notes		7.13	10/2/2025	70,000	[c]	69,973
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes		7.25	6/15/2029	315,000	[c]	314,942
Cloud Software Group, Inc., Sr. Scd. Notes		6.50	3/31/2029	285,000	[c]	262,663
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	355,000	[c]	317,156
SS&C Technologies, Inc., Gtd. Notes		5.50	9/30/2027	260,000	[c]	251,859
					2,282,712
Insurance - 1.1%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		4.25	2/15/2029	610,000	[c]	533,157
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		7.00	11/15/2025	510,000	[c]	503,999
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		6.75	4/15/2028	300,000	[c]	300,025
					1,337,181
Internet Software & Services - 1.5%
Arches Buyer, Inc., Sr. Scd. Notes		4.25	6/1/2028	175,000	[c]	152,663
Arches Buyer, Inc., Sr. Unscd. Notes		6.13	12/1/2028	125,000	[c]	107,150

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.8% (continued)
Internet Software & Services - 1.5% (continued)
The Very Group Funding PLC, Sr. Scd. Bonds	GBP	6.50	8/1/2026	358,000	[c]	391,765
United Group BV, Sr. Scd. Bonds	EUR	3.13	2/15/2026	1,180,000	[c]	1,220,298
					1,871,876
Materials - 2.6%
ARD Finance SA, Sr. Scd. Notes	EUR	5.00	6/30/2027	370,000	[c,d]	214,212
Ball Corp., Gtd. Bonds		4.88	3/15/2026	270,000		264,790
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	468,000	[c]	420,346
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes		6.63	4/15/2029	120,000	[c]	115,549
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	400,000	[c]	353,911
LABL, Inc., Sr. Scd. Notes		6.75	7/15/2026	280,000	[c]	266,372
LABL, Inc., Sr. Scd. Notes		9.50	11/1/2028	158,000	[c]	152,668
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	276,000	[c]	251,055
Mauser Packaging Solutions Holding Co., Scd. Notes		9.25	4/15/2027	90,000	[c]	81,996
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		7.88	8/15/2026	551,000	[c]	547,852
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Scd. Notes		4.00	10/15/2027	280,000	[c]	256,465
Trivium Packaging Finance BV, Sr. Scd. Bonds	EUR	3.75	8/15/2026	380,000	[c]	392,929
					3,318,145
Media - 4.8%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	210,000	[c]	172,904
Altice Finco SA, Scd. Notes	EUR	4.75	1/15/2028	190,000	[c]	160,966
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.25	1/15/2034	150,000	[c]	117,124
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	282,000		232,473
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	248,000	[c]	236,244
CSC Holdings LLC, Gtd. Notes		5.38	2/1/2028	220,000	[c]	187,271
CSC Holdings LLC, Gtd. Notes		5.50	4/15/2027	380,000	[c]	336,320
CSC Holdings LLC, Gtd. Notes		11.25	5/15/2028	200,000	[c]	199,842
CSC Holdings LLC, Sr. Unscd. Bonds		5.25	6/1/2024	600,000		572,188
CSC Holdings LLC, Sr. Unscd. Notes		5.75	1/15/2030	200,000	[c]	113,159
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes		5.88	8/15/2027	885,000	[c]	797,249
DISH DBS Corp., Gtd. Notes		7.75	7/1/2026	306,000		182,941
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	855,000	[c]	849,735
Gray Television, Inc., Gtd. Notes		5.88	7/15/2026	225,000	[c]	210,554
Gray Television, Inc., Gtd. Notes		7.00	5/15/2027	127,000	[c]	115,539

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.8% (continued)
Media - 4.8% (continued)
iHeartCommunications, Inc., Sr. Scd. Notes		6.38	5/1/2026	625,000		532,609
Summer BidCo BV, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	750,032	[c,d]	807,735
Ziggo Bond Co. BV, Gtd. Notes		5.13	2/28/2030	330,000	[c]	258,187
					6,083,040
Metals & Mining - 1.6%
Arsenal AIC Parent LLC, Sr. Scd. Notes		8.00	10/1/2030	280,000	[c]	286,037
Cleveland-Cliffs, Inc., Gtd. Notes		6.75	4/15/2030	203,000	[c]	197,738
FMG Resources August 2006 Pty Ltd., Gtd. Notes		4.38	4/1/2031	390,000	[c]	340,557
Novelis Corp., Gtd. Notes		3.25	11/15/2026	400,000	[c]	367,328
Taseko Mines Ltd., Sr. Scd. Notes		7.00	2/15/2026	816,000	[c]	763,715
					1,955,375
Real Estate - 3.6%
Diversified Healthcare Trust, Gtd. Notes		4.38	3/1/2031	114,000		80,359
Diversified Healthcare Trust, Gtd. Notes		9.75	6/15/2025	132,000		131,063
Diversified Healthcare Trust, Sr. Unscd. Notes		4.75	5/1/2024	230,000		217,514
Diversified Healthcare Trust, Sr. Unscd. Notes		4.75	2/15/2028	224,000		163,396
Emeria SASU, Sr. Scd. Bonds	EUR	7.75	3/31/2028	310,000	[c]	318,876
Greystar Real Estate Partners LLC, Sr. Scd. Notes		7.75	9/1/2030	230,000	[c]	234,140
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes		5.25	10/1/2025	980,000	[c]	947,662
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes		4.88	5/15/2029	390,000	[c]	347,350
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	1,020,000	[c]	982,597
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	380,000	[c]	328,738
SBA Communications Corp., Sr. Unscd. Notes		3.13	2/1/2029	280,000		244,073
Service Properties Trust, Sr. Unscd. Notes		4.50	3/15/2025	210,000		202,687
Starwood Property Trust, Inc., Sr. Unscd. Notes		3.75	12/31/2024	320,000	[c]	309,790
					4,508,245
Retailing - 3.1%
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes		3.88	1/15/2028	353,000	[c]	325,211
Advance Auto Parts, Inc., Gtd. Notes		5.95	3/9/2028	330,000		315,970

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.8% (continued)
Retailing - 3.1% (continued)
Beacon Roofing Supply, Inc., Gtd. Notes		4.13	5/15/2029	201,000	[c]	177,656
Beacon Roofing Supply, Inc., Sr. Scd. Notes		4.50	11/15/2026	200,000	[c]	190,926
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes		4.63	1/15/2029	270,000	[c]	240,099
Foundation Building Materials, Inc., Gtd. Notes		6.00	3/1/2029	180,000	[c]	154,480
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes		7.75	2/15/2029	500,000	[c]	471,748
QVC, Inc., Sr. Scd. Notes		4.85	4/1/2024	580,000		569,890
Shiba Bidco SPA, Sr. Scd. Bonds	EUR	4.50	10/31/2028	291,000	[c]	290,203
SRS Distribution, Inc., Gtd. Notes		6.00	12/1/2029	288,000	[c]	250,795
Staples, Inc., Sr. Scd. Notes		7.50	4/15/2026	245,000	[c]	217,056
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	487,000	[c]	444,766
White Cap Parent LLC, Sr. Unscd. Notes		8.25	3/15/2026	90,000	[c,d]	88,117
Yum! Brands, Inc., Sr. Unscd. Notes		5.38	4/1/2032	175,000		165,731
					3,902,648
Technology Hardware & Equipment - .7%
Crowdstrike Holdings, Inc., Gtd. Notes		3.00	2/15/2029	180,000		158,176
McAfee Corp., Sr. Unscd. Notes		7.38	2/15/2030	370,000	[c]	319,922
Western Digital Corp., Gtd. Notes		4.75	2/15/2026	431,000		416,262
					894,360
Telecommunication Services - 4.4%
Altice France Holding SA, Sr. Scd. Notes	EUR	8.00	5/15/2027	550,000	[c]	293,351
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	1,059,000	[c]	563,496
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	800,000	[c]	613,039
Altice France SA, Sr. Scd. Notes		5.50	10/15/2029	200,000	[c]	144,546
C&W Senior Financing DAC, Sr. Unscd. Notes		6.88	9/15/2027	400,000	[c]	365,394
Eolo SPA, Sr. Scd. Bonds	EUR	4.88	10/21/2028	240,000	[c]	185,931
Frontier Communications Holdings LLC, Scd. Notes		6.75	5/1/2029	170,000	[c]	144,218
Frontier Communications Holdings LLC, Sr. Scd. Notes		5.88	10/15/2027	587,000	[c]	552,048
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	331,000	[c]	330,380
Iliad Holding SASU, Sr. Scd. Notes		6.50	10/15/2026	870,000	[c]	849,576
Lorca Telecom Bondco SA, Sr. Scd. Bonds	EUR	4.00	9/18/2027	450,000	[c]	467,222

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.8% (continued)
Telecommunication Services - 4.4% (continued)
Lumen Technologies, Inc., Sr. Scd. Notes		4.00	2/15/2027	274,000	[c]	145,049
TalkTalk Telecom Group Ltd., Gtd. Notes	GBP	3.88	2/20/2025	290,000		287,992
Telecom Italia Capital SA, Gtd. Notes		7.72	6/4/2038	220,000		219,689
Telesat Canada/Telesat LLC, Sr. Scd. Notes		5.63	12/6/2026	287,000	[c]	173,906
Zayo Group Holdings, Inc., Sr. Scd. Notes		4.00	3/1/2027	232,000	[c]	177,263
					5,513,100
Utilities - 3.1%
Calpine Corp., Sr. Unscd. Notes		4.63	2/1/2029	155,000	[c]	140,520
Calpine Corp., Sr. Unscd. Notes		5.00	2/1/2031	1,060,000	[c]	938,419
Clearway Energy Operating LLC, Gtd. Notes		3.75	1/15/2032	250,000	[c]	201,153
NextEra Energy Operating Partners LP, Gtd. Notes		3.88	10/15/2026	274,000	[c]	253,287
NRG Energy, Inc., Gtd. Notes		3.88	2/15/2032	310,000	[c]	253,651
NRG Energy, Inc., Gtd. Notes		5.25	6/15/2029	180,000	[c]	167,859
NRG Energy, Inc., Jr. Sub. Bonds		10.25	3/15/2028	300,000	[c,e]	297,400
PG&E Corp., Sr. Scd. Notes		5.00	7/1/2028	319,000		303,699
Pike Corp., Gtd. Notes		5.50	9/1/2028	185,000	[c]	168,682
Pike Corp., Sr. Unscd. Notes		8.63	1/31/2031	90,000	[c]	91,114
Solaris Midstream Holdings LLC, Gtd. Notes		7.63	4/1/2026	575,000	[c]	558,890
Vistra Corp., Jr. Sub. Bonds		7.00	12/15/2026	82,000	[c,e]	77,962
Vistra Operations Co. LLC, Gtd. Notes		4.38	5/1/2029	126,000	[c]	113,847
Vistra Operations Co. LLC, Gtd. Notes		7.75	10/15/2031	270,000	[c]	276,582
					3,843,065
Total Bonds and Notes (cost $123,992,146)				118,042,048

Floating Rate Loan Interests - 38.5%
Advertising - .4%
CB Poly US Holdings, Inc., Initial Term Loan, (1 Month TSFR +5.50%)		10.85	5/20/2029	131,148	[f]	125,137
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 Month TSFR +3.50%)		9.14	8/21/2026	219,900	[f]	216,167
Dotdash Meredith, Inc., Term Loan B, (1 Month TSFR +4.10%)		9.42	12/1/2028	119,695	[f]	118,498
					459,802

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 38.5% (continued)
Automobiles & Components - .3%
Burgess Point Purchaser, Initial Term Loan, (1 Month TSFR +5.35%)		10.70	7/25/2029	92,245	[f]	81,983
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.43%)		10.88	3/30/2027	195,065	[f]	192,220
Realtruck Group, Inc., Initial Term Loan, (1 Month TSFR +3.50%)		8.96	1/29/2028	119,693	[f]	115,246
Realtruck Group, Inc., Second Amendment Incremental Term Loan, (1 Month TSFR +5.11%)		10.44	1/29/2028	30,000	[f]	29,400
					418,849
Building Materials - 1.3%
Cornerstone Building, New Term Loan B, (1 Month TSFR +3.35%)		8.67	4/12/2028	429,190	[f]	419,831
LSF10 XL Bidco SCA, Facility Term Loan B-4, (3 Month EURIBOR +4.18%)	EUR	8.15	4/9/2028	1,280,206	[f]	1,190,094
					1,609,925
Chemicals - 1.0%
Derby Buyer LLC, Initial Term Loan, (3 Month TSFR +4.25%)		9.57	11/1/2030	69,174	[f]	69,117
Hexion Holdings Corp., First Lien Initial Term Loan, (3 Month TSFR +4.65%)		10.02	3/15/2029	150,000	[f]	140,146
OXEA Holding, Tranche Term Loan B-1, (3 Month EURIBOR +3.75%)	EUR	7.47	10/12/2024	1,000,000	[f]	1,048,362
					1,257,625
Commercial & Professional Services - 5.0%
Albion Financing 3 Sarl, 2023 & 2026 Term Loan, (3 Month EURIBOR +5.25%)	EUR	9.25	8/17/2026	1,000,000	[f]	1,091,515
American Auto Auction, First Lien Tranche Term Loan B, (3 Month TSFR +5.00%)		10.39	12/30/2027	360,233	[f]	351,588
CIBT Global, Inc., First Lien Term Loan, (3 Month TSFR +1.26%)		6.65	6/1/2024	1,088,168	[f]	687,363
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)		8.96	6/2/2028	254,351	[f]	239,901
Electro Rent Corp., Extended Term Loan, (3 Month TSFR +5.60%)		11.00	11/1/2024	215,159	[f]	206,419
Galaxy US Opco, Inc., Initial Term Loan, (3 Month TSFR +4.75%)		10.13	5/2/2029	119,073	[f]	110,937
Indy US Bidco LLC, 2021 Refinancing Term Loan, (1 Month EURIBOR +3.75%)	EUR	7.60	3/5/2028	994,924	[f]	1,035,253

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 38.5% (continued)
Commercial & Professional Services - 5.0% (continued)
Indy US Holdco LLC, Fifth Amendment Incremental Term Loan, (1 Month TSFR +6.25%)		11.60	3/5/2028	304,238	[f]	293,589
KUEHG Corp., Term Loan, (3 Month TSFR +5.00%)		10.39	6/12/2030	270,000	[f]	270,828
Modulaire Group Holdings, Facility Term Loan B, (3 Month EURIBOR +4.43%)	EUR	8.40	12/31/2028	1,000,000	[f]	1,028,023
Neptune BidCo US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)		10.51	4/11/2029	490,723	[f]	441,650
Prometric Holdings, Inc., First Lien Initial Term Loan, (1 Month TSFR +5.36%)		10.71	1/29/2025	131,371	[f]	130,263
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, (1 Month TSFR +4.36%)		9.71	7/8/2028	214,406	[f]	195,557
Signal Parent, Inc., Initial Term Loan, (1 Month TSFR +3.60%)		8.95	4/1/2028	225,386	[f]	188,761
Spring Education Group, Inc., Initial Term Loan, (3 Month TSFR +4.50%)		9.91	10/4/2030	17,302	[f]	17,297
					6,288,944
Consumer Discretionary - 2.9%
Ammega Group BV, 2023 Facility Term Loan B-2, (3 Month EURIBOR +5.00%)	EUR	8.97	12/1/2028	1,150,000	[f]	1,251,487
Bally's Corp., Facility Term Loan B, (3 Month TSFR +3.51%)		8.93	10/2/2028	120,000	[f]	110,875
Crown Finance US, Inc., Initial Term Loan, (1 Month TSFR +3.00%)		13.96	7/31/2028	129,781	[d,f]	132,685
ECL Entertainment LLC, Facility Term Loan B, (3 Month TSFR +4.75%)		10.14	8/31/2030	101,333	[f]	101,127
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month TSFR +4.36%)		9.71	4/26/2028	60,714	[f]	58,741
J&J Ventures Gaming LLC, 2023 Delayed Term Loan, (1 Month TSFR +4.25%)		9.69	4/26/2028	109,286	[f]	105,734
Recess Holdings, Inc., New Term Loan, (3 Month TSFR +4.00%)		9.39	3/24/2027	174,865	[f]	175,303
Stage Entertainment BV, Facility Term Loan B-2, (3 Month EURIBOR +3.25%)	EUR	7.22	5/4/2026	1,000,000	[f]	1,078,638
Tecta America Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.46	4/10/2028	436,987	[f]	437,942

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 38.5% (continued)
Consumer Discretionary - 2.9% (continued)
Verde Purchaser LLC, Term Loan B, (1 Month TSFR +5.00%)		9.84	12/2/2030	150,000	[f]	145,289
					3,597,821
Consumer Staples - .6%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.50%)		8.88	2/26/2029	342,801	[f]	332,331
Kronos Acquisition Holdings, Inc., Tranche Term Loan B-1, (3 Month TSFR +4.01%)		9.25	12/22/2026	444,025	[f]	440,808
					773,139
Diversified Financials - 1.0%
BHN Merger Sub, Inc., Second Lien Term Loan, (1 Month TSFR +7.10%)		12.42	6/15/2026	175,000	[f]	173,031
Edelman Financial Center, 2021 Refinancing Term Loan, (1 Month TSFR +3.61%)		8.96	4/7/2028	327,487	[f]	324,733
Edelman Financial Center, Second Lien Initial Term Loan, (1 Month TSFR +6.86%)		12.21	7/20/2026	90,000	[f]	89,775
Hudson River Trading LLC, Term Loan, (1 Month TSFR +3.11%)		8.46	3/18/2028	267,939	[f]	266,517
Russell Investments US, 2025 New Term Loan, (1 Month TSFR +3.60%)		8.95	5/30/2025	424,333	[f]	398,979
					1,253,035
Electronic Components - 1.1%
ADB Safegate BVBA, Facility Term Loan B, (3 Month EURIBOR +4.75%)	EUR	8.55	10/2/2024	1,000,000	[f]	973,527
Roper Industrial Product, Initial Dollar Term Loan, (3 Month TSFR +4.50%)		9.89	11/22/2029	354,493	[f]	355,158
					1,328,685
Energy - .9%
Freeport LNG Investments, Initial Term Loan B, (3 Month TSFR +3.76%)		9.18	12/21/2028	491,387	[f]	485,923
Gulf Finance LLC, Term Loan, (1-6 Month TSFR +7.02%)		12.41	8/25/2026	464,303	[f]	466,915
WaterBridge Midstream Operating, Initial Term Loan, (3 Month TSFR +6.01%)		11.36	6/21/2026	192,831	[f]	193,313
					1,146,151
Financials - .1%
Jump Financial LLC, Term Loan, (3 Month TSFR +4.76%)		10.15	8/6/2028	158,785	[f]	152,830

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 38.5% (continued)
Food Products - 1.7%
Biscuit Holding SASU, Facility Term Loan B, (6 Month EURIBOR +4.00%)	EUR	8.14	2/14/2027	1,000,000	[f]	940,420
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)		10.39	10/2/2030	185,000	[f]	174,594
ZF Invest SAS, Term Loan B, (3 Month EURIBOR +3.73%)	EUR	7.71	7/12/2028	1,000,000	[f]	1,041,694
					2,156,708
Food Service - .8%
Telfer Investments SL, Facility Term Loan B-1, (6 Month EURIBOR +4.75%)	EUR	8.49	7/1/2026	1,000,000	[f]	1,053,184
Health Care - 8.6%
Aenova Holding GmbH, Facility Term Loan B-2, (3 Month EURIBOR +4.50%)	EUR	8.49	3/31/2026	1,000,000	[f]	1,082,551
Auris Luxembourg III SA, Facility Term Loan B-1, (6 Month EURIBOR +4.00%)	EUR	8.03	2/21/2026	1,000,000	[f]	1,066,730
Auris Luxembourg III SA, Facility Term Loan B-2, (3 Month TSFR +3.75%)		9.53	2/21/2026	994,793	[f]	976,638
Chrome Bidco SASU, Facility Term Loan B, (1 Month EURIBOR +3.70%)	EUR	7.55	6/1/2028	1,000,000	[f]	988,184
eResearchTechnology, Inc., First Lien Initial Term Loan, (1 Month TSFR +4.61%)		9.96	2/4/2027	342,831	[f]	338,055
Financiere Verdi I SASU, Facility Term Loan B, (3 Month SONIA +4.50%)	GBP	9.73	4/15/2028	1,000,000	[f]	1,128,990
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)		9.49	10/1/2027	556,997	[f]	538,430
HomeVi, Senior Facility Term Loan B-1, (3 Month EURIBOR +3.25%)	EUR	7.20	10/31/2026	1,000,000	[f]	954,380
Inovie SASU, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)	EUR	7.97	3/3/2028	2,000,000	[f]	2,004,081
LifePoint Health, Inc., Term Loan B, (3 Month TSFR +5.76%)		11.17	11/16/2028	120,000	[f]	115,069
Sirona BidCo SASU, Facility Term Loan B, (3 Month EURIBOR +4.00%)	EUR	7.87	12/16/2028	1,000,000	[f]	1,031,354
Star Parent, Inc., Term Loan, (3 Month TSFR +4.00%)		9.39	9/30/2030	150,000	[f]	146,959

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 38.5% (continued)
Health Care - 8.6% (continued)
WCG Purchaser Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.46	1/8/2027	476,050	[f]	469,385
					10,840,806
Industrial - 1.4%
CPM Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)		9.83	9/28/2028	172,449	[f]	172,683
DXP Enterprises, Inc./TX, Initial Term Loan, (6 Month TSFR +4.85%)		10.29	10/6/2030	190,476	[f]	190,714
KP Germany Erste GmbH, Facility Term Loan B, (6 Month EURIBOR +4.73%)	EUR	8.67	2/9/2026	1,000,000	[f]	991,700
LSF12 Badger Bidco LLC, Initial Term Loan, (1 Month TSFR +6.00%)		11.35	7/10/2030	150,000	[f]	149,812
Powerteam Services LLC, First Lien Initial Term Loan, (3 Month TSFR +3.35%)		8.74	3/6/2025	129,657	[f]	118,564
Revere Power LLC, Term Loan B, (1 Month TSFR +4.35%)		9.70	3/30/2026	143,690	[f]	126,476
Revere Power LLC, Term Loan C, (1 Month TSFR +4.35%)		9.70	3/30/2026	12,584	[f]	11,077
					1,761,026
Information Technology - 3.2%
Fintrax International Holdings, New Facility Term Loan B-1, (6 Month EURIBOR +5.25%)	EUR	9.36	5/27/2026	598,086	[f]	637,996
Fintrax International Holdings, New Facility Term Loan B-2, (6 Month EURIBOR +5.25%)	EUR	9.36	5/27/2026	20,096	[f]	21,437
Fintrax International Holdings, New Facility Term Loan B-3, (6 Month EURIBOR +5.25%)	EUR	9.36	5/27/2026	231,101	[f]	246,522
Fintrax International Holdings, New Facility Term Loan B-4, (6 Month EURIBOR +5.25%)	EUR	9.36	5/27/2026	150,718	[f]	160,775
HireRight Holdings Corp., Term Loan B, (3 Month TSFR +4.00%)		9.39	9/28/2030	154,675	[f]	154,265
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month TSFR +4.10%)		9.48	11/30/2026	209,457	[f]	198,499
Idera, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.90%)		9.28	3/2/2028	258,015	[f]	255,620
Mitchell International, Second Lien Initial Term Loan, (3 Month TSFR +6.76%)		12.15	10/15/2029	158,974	[f]	150,943

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 38.5% (continued)
Information Technology - 3.2% (continued)
Polaris Newco LLC, First Lien Dollar Term Loan, (1 Month TSFR +4.11%)		9.46	6/5/2028	368,244	[f]	359,130
Polaris Newco LLC, Sterling Term Loan, (1 Month SONIA +5.25%)	GBP	10.44	6/5/2028	980,000	[f]	1,166,062
Project Alpha Intermediate Holding, Inc., Term Loan B, (1 Month TSFR +4.75%)		10.09	10/26/2030	158,333	[f]	155,958
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)		9.78	2/1/2029	286,283	[f]	210,525
Tibco Software, Inc., Term Loan, (3 Month TSFR +4.60%)		9.99	10/2/2028	193,973	[f]	185,851
UKG, Inc., 2021 Second Lien Incremental Term Loan, (3 Month TSFR +5.35%)		10.76	5/3/2027	65,000	[f]	65,198
West Technology Group LLC, Term Loan B-3, (3 Month TSFR +4.25%)		9.63	4/10/2027	108,038	[f]	101,529
					4,070,310
Insurance - 1.7%
Acrisure LLC, 2023 Term Loan B, (3 Month TSFR +4.50%)		9.89	11/6/2030	388,045	[f]	388,290
Amynta Agency Borrower, 2023 Refinancing Term Loan, (1 Month TSFR +5.10%)		10.45	2/28/2028	403,390	[f]	404,903
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.36%)		10.71	2/3/2028	1,068,450	[f]	963,512
Asurion LLC, Term Loan B-4, (1 Month TSFR +5.36%)		10.71	1/20/2029	414,791	[f]	368,334
					2,125,039
Internet Software & Services - 2.0%
Endure Digital, Inc., Initial Term Loan, (6 Month TSFR +3.93%)		9.42	2/10/2028	185,973	[f]	180,012
ION Trading Finance Ltd., Initial Dollar Term Loan, (3 Month TSFR +4.85%)		10.24	4/1/2028	215,050	[f]	214,051
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)		9.60	5/3/2028	179,550	[f]	174,163
Proofpoint, Inc., Initial Term Loan, (1 Month TSFR +3.36%)		8.71	8/31/2028	429,971	[f]	427,602
PUG LLC, USD Term Loan B, (1 Month TSFR +3.61%)		8.96	2/16/2027	234,521	[f]	227,926
THG Operations Holdings, Facility Term Loan B, (6 Month EURIBOR +4.50%)	EUR	8.26	12/11/2026	1,000,000	[f]	1,036,421

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 38.5% (continued)
Internet Software & Services - 2.0% (continued)
Weddingwire, Inc., Term Loan, (3 Month TSFR +4.50%)		9.89	1/31/2028	250,000	[f]	247,812
					2,507,987
Materials - .8%
Berlin Packaging LLC, Tranche Term Loan B-5, (1-3 Month TSFR +3.94%)		9.29	3/11/2028	286,789	[f]	284,280
Crosby US Acquisition Corp., First Amendment Term Loan, (1 Month TSFR +5.00%)		10.33	6/27/2026	116,129	[f]	116,184
MAR Bidco Sarl, USD Facility Term Loan B, (3 Month TSFR +4.30%)		9.61	6/29/2028	178,085	[f]	168,291
Proampac PG Borrower LLC, Term Loan, (3 Month TSFR +4.50%)		9.88	9/15/2028	419,358	[f]	417,261
					986,016
Metals & Mining - .1%
Arsenal AIC Parent LLC, Term Loan B, (1 Month TSFR +4.50%)		9.85	8/18/2030	76,000	[f]	76,166
Real Estate - .2%
Cushman & Wakefield US Borrower LLC, 2023-2 Refinancing Term Loan, (1 Month TSFR +4.00%)		9.35	1/31/2030	200,000	[f]	196,500
Retailing - .2%
New Look Corporate Ltd., Term Loan, (1 Month GBPLIBOR +0.00%)	GBP	5.76	11/9/2029	24,012	[f,h]	758
Staples, Inc., 2019 Refinancing New Term Loan B-1, (1 Month LIBOR +5.00%)		10.43	4/12/2026	234,450	[f]	214,913
					215,671
Technology Hardware & Equipment - 1.7%
Atlas CC Acquisition Corp., First Lien Term Loan B, (3 Month TSFR +4.51%)		9.90	5/25/2028	203,049	[f]	188,977
Atlas CC Acquisition Corp., First Lien Term Loan C, (3 Month TSFR +4.51%)		9.90	5/25/2028	41,298	[f]	38,436
Expleo Services SAS, Term Loan B, (6 Month EURIBOR +5.00%)	EUR	9.14	9/28/2027	1,000,000	[f]	1,064,161
McAfee Corp., Tranche Term Loan B-1, (1 Month TSFR +3.85%)		9.17	3/1/2029	441,843	[f]	437,663
Perforce Software, Inc., Term Loan, (1 Month TSFR +3.85%)		9.20	7/1/2026	189,508	[f]	184,815
VeriFone Systems, Inc., Initial Term Loan, (3 Month TSFR +4.00%)		9.64	8/20/2025	257,963	[f]	245,533
					2,159,585

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 38.5% (continued)
Telecommunication Services - .8%
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.00%)	9.39	12/17/2027	189,105	[f]	188,109
Consolidated Communications, Term Loan B-1, (1 Month TSFR +3.61%)	8.96	10/4/2027	200,000	[f]	184,833
Frontier Communications Holdings LLC, New Term Loan B, (1 Month TSFR +3.86%)	9.21	10/8/2027	180,000	[f]	176,991
Level 3 Financing, Inc., 2027 Tranche Term Loan B (1 Month SOFR +1.75%)	7.19	3/1/2027	45,000	[f]	42,094
Lumen Technologies, Inc., Term Loan B, (1 Month TSFR +2.36%)	7.71	3/15/2027	239,891	[f]	145,306
Telesat LLC, Term Loan B-5, (3 Month TSFR +3.01%)	8.43	12/6/2026	250,000	[f]	170,913
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month TSFR +3.00%)	8.46	3/9/2027	190,000	[f]	162,935
				1,071,181
Transportation - .1%
Odyssey Logistics & Technology Corp., Initial Term Loan, (3 Month TSFR +4.50%)	9.85	10/12/2027	24,000	[f]	23,362
PODS LLC, Term Loan, (1 Month TSFR +3.11%)	8.46	3/31/2028	165,000	[f]	157,487
				180,849
Utilities - .6%
Eastern Power LLC, Term Loan, (1 Month TSFR +3.86%)	9.21	10/2/2025	457,330	[f]	449,706
Hamilton Projects Acquiror, Term Loan, (1 Month TSFR +4.61%)	9.96	6/26/2027	280,671	[f]	281,704
				731,410
Total Floating Rate Loan Interests (cost $49,047,134)			48,419,244
Description			Shares		Value ($)
Common Stocks - .0%
Media - .0%
Altice USA, Inc., Cl. A (cost $38,829)			2,000	[i]	4,600
Retailing - .0%
New Look, Cl. B			611,628	[h,i]	0

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,200,707)	5.41	2,200,707	[j] 2,200,707
Total Investments (cost $175,278,816)		134.0%	168,666,599
Liabilities, Less Cash and Receivables		(34.0%)	(42,775,075)
Net Assets		100.0%	125,891,524

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SONIA—Sterling Overnight Index Average

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities were valued at $106,633,153 or 84.7% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

h The fund held Level 3 securities at November 30, 2023. These securities were valued at $758 or .0% of net assets.

i Non-income producing security.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Citigroup Global Markets Inc.
United States Dollar	7,626,194	British Pound	6,025,000	1/12/2024	17,053
United States Dollar	24,007,493	Euro	21,820,000	1/12/2024	209,632
United States Dollar	36,979,459	Euro	33,610,000	1/12/2024	322,902
Gross Unrealized Appreciation					549,587

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

November 30, 2023 (Unaudited)

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	36,761,381	-	36,761,381
Corporate Bonds	-	81,280,667	-	81,280,667
Equity Securities - Common Stocks	4,600	-	-	4,600
Floating Rate Loan Interests	-	48,418,486	758	48,419,244
Investment Companies	2,200,707	-	-	2,200,707
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	549,587	-	549,587

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company's Board of Directors (the "Board") has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2023, accumulated net unrealized depreciation on investments was $6,062,630, consisting of $4,480,833 gross unrealized appreciation and $10,543,463 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.